Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues		€ 40,652	€ 39,993	€ 39,277
Other operating income and expenses		428	478	396
Depreciation and amortization		(8,797)	(8,796)	(8,397)
OPERATING INCOME		2,593	4,056	13,586
CapEx		5,579
Acquisitions of rights of use		2,391	2,448
Rights of use	€ 7,579	8,448	8,279	7,579
VMO2
Disclosure of operating segments [line items]
Revenues	7,223	12,547	12,155
Other operating income and expenses	(4,773)	(8,116)	(7,754)
OIBDA	2,450	859	4,401
Depreciation and amortization	(2,395)	(3,685)	(4,170)
OPERATING INCOME	55	(2,826)	231
CapEx	1,508	2,408	2,707
Acquisitions of rights of use	75	135	118
Eliminations
Disclosure of operating segments [line items]
Revenues		(2,200)	(1,982)	(1,864)
Other operating income and expenses		2,128	1,904	1,623
OIBDA		(72)	(78)	(241)
Depreciation and amortization		38	42	297
OPERATING INCOME		(34)	(36)	56
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		0	(5)	(18)
Acquisitions of rights of use		(58)	(3)	(254)
Rights of use		(74)	(37)
Telefónica Spain
Disclosure of operating segments [line items]
Revenues		12,350	12,224	12,156
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues		12,654	12,497	12,417
Other operating income and expenses		(9,425)	(7,909)	(9,040)
OIBDA		3,229	4,588	3,377
Depreciation and amortization		(2,200)	(2,157)	(2,153)
OPERATING INCOME		1,029	2,431	1,224
Share of (loss) income of investments accounted for by the equity method		(23)	(15)	(2)
CapEx		1,607	1,550	1,815
Acquisitions of rights of use		575	724	482
Rights of use		1,771	1,722
Telefónica Spain | Eliminations
Disclosure of operating segments [line items]
Revenues		304	273	261
Telefónica United Kingdom
Disclosure of operating segments [line items]
Revenues				2,609
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues		0	0	2,628
Other operating income and expenses				(1,709)
OIBDA				919
Depreciation and amortization				0
OPERATING INCOME				919
Share of (loss) income of investments accounted for by the equity method				0
CapEx				933
Acquisitions of rights of use				389
Telefónica United Kingdom | Eliminations
Disclosure of operating segments [line items]
Revenues				19
VMO2
Disclosure of operating segments [line items]
Revenues		0	0	0
VMO2 | Operating segments
Disclosure of operating segments [line items]
Revenues		0	0	0
Other operating income and expenses		0	0	0
OIBDA		0	0	0
Depreciation and amortization		0	0	0
OPERATING INCOME		0	0	0
Share of (loss) income of investments accounted for by the equity method		(2,030)	292	(103)
CapEx		0	0	0
Acquisitions of rights of use		0	0	0
Rights of use		0	0
VMO2 | Eliminations
Disclosure of operating segments [line items]
Revenues		0	0	0
Telefónica Germany
Disclosure of operating segments [line items]
Revenues		8,585	8,195	7,738
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues		8,614	8,224	7,765
Other operating income and expenses		(5,974)	(5,666)	(5,341)
OIBDA		2,640	2,558	2,424
Depreciation and amortization		(2,323)	(2,295)	(2,394)
OPERATING INCOME		317	263	30
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		1,133	1,209	1,284
Acquisitions of rights of use		624	594	833
Rights of use		3,203	3,277
Telefónica Germany | Eliminations
Disclosure of operating segments [line items]
Revenues		29	29	27
Telefónica Brazil
Disclosure of operating segments [line items]
Revenues		9,637	8,854	6,897
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues		9,650	8,870	6,910
Other operating income and expenses		(5,522)	(5,138)	(3,772)
OIBDA		4,128	3,732	3,138
Depreciation and amortization		(2,511)	(2,369)	(1,918)
OPERATING INCOME		1,617	1,363	1,220
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		1,671	1,795	2,069
Acquisitions of rights of use		815	596	489
Rights of use		2,258	2,048
Telefónica Brazil | Eliminations
Disclosure of operating segments [line items]
Revenues		13	16	13
Telefónica Hispam
Disclosure of operating segments [line items]
Revenues		8,284	9,026	8,258
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Revenues		8,381	9,141	8,362
Other operating income and expenses		(6,871)	(7,183)	(6,644)
OIBDA		1,510	1,958	1,718
Depreciation and amortization		(1,557)	(1,799)	(1,873)
OPERATING INCOME		(47)	159	(155)
Share of (loss) income of investments accounted for by the equity method		(3)	(19)	(6)
CapEx		938	1,058	978
Acquisitions of rights of use		387	514	387
Rights of use		1,179	1,169
Telefónica Hispam | Eliminations
Disclosure of operating segments [line items]
Revenues		97	115	104
Other companies
Disclosure of operating segments [line items]
Revenues		1,790	1,685	1,628
Other operating income and expenses		(3,598)	(3,149)	7,589
OIBDA		(45)	94	10,648
Depreciation and amortization		(244)	(218)	(356)
OPERATING INCOME		(289)	(124)	10,292
Share of (loss) income of investments accounted for by the equity method		(106)	(41)	(16)
CapEx			212	206
Acquisitions of rights of use			17	113
Rights of use		111	100
Other companies | Operating segments
Disclosure of operating segments [line items]
Revenues		3,553	3,243	3,059
CapEx		230
Acquisitions of rights of use		48
Other companies | Eliminations
Disclosure of operating segments [line items]
Revenues		1,763	1,558	1,431
Telxius Group
Disclosure of operating segments [line items]
Rights of use	€ 2,633			2,633
Telefonica Hispam and Telefonica Global Solutions | Eliminations
Disclosure of operating segments [line items]
Revenues		6	9	(9)
Telefonica Brasil and Telxius Group | Eliminations
Disclosure of operating segments [line items]
Revenues		(2,206)	(1,991)	(1,855)
Telefónica, S.A.
Disclosure of operating segments [line items]
Revenues		40,652	39,993	39,277
Other operating income and expenses		(29,262)	(27,141)	(17,294)
OIBDA		11,390	12,852	21,983
Depreciation and amortization		(8,797)	(8,796)	(8,397)
OPERATING INCOME		2,593	4,056	13,586
Share of (loss) income of investments accounted for by the equity method		(2,162)	217	(127)
CapEx			5,819	7,267
Acquisitions of rights of use			2,448	2,439
Rights of use		8,448	8,279
Telefónica, S.A. | Eliminations
Disclosure of operating segments [line items]
Revenues		€ 0	€ 0	€ 0